Note 9 - Other disclosures	6 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Other disclosures
9	Other disclosures
9.1	Earnings per share

Basic earnings per share is calculated by dividing earnings attributable to Sono N.V. shareholders by the weighted average number of ordinary and high voting shares outstanding during the reporting period. The high voting shares entitle the shareholders to additional voting rights, but not to higher dividend rights. Since Sono Group was in a loss position for all periods presented, basic earnings per share is the same as diluted earnings per share.

The options granted (number of options granted: 2,283,740) under IFRS 2 have not been included in the determination of diluted earnings per share because their inclusion would be anti-dilutive.

9.2	Related parties

Related parties of Sono Group include the following persons as well as their close family members:

●	C-level Management
●	Supervisory Board members

Further, related parties of Sono Group also include the following entities:

●	Sono Motors Management UG
●	Sono Motors Investment UG

Sono N.V. is not controlled by any other entity, but controls Sono Motors GmbH as of June 30, 2022.

The below table displays the compensation of key management personnel:

	Six months ended	Six months ended
	June 30, 2022	June 30, 2021
	kEUR	kEUR
Short-term employee benefits	575	370
Share-based payments	929	1,165
Total compensation	1,504	1,535

The share-based payments as of June 30, 2022 relate to the CSOP (kEUR 439; June 30, 2021: kEUR 1,165) and to the share-based payment program of the supervisory board RSU (kEUR 490; June 30, 2021: kEUR -).

Since the establishment of the supervisory board in November 2021, the members have received share-based payments based on awarded restricted stock units (RSU) as part of their remuneration. Vested tranches of RSUs may be exercised at the option of Sono Group in cash or in the form of ordinary shares, therefore the RSUs are accounted for as equity-settled share-based payment transactions.

The following table illustrates the volume of the program, the weighted average fair value at measurement date as well as the total expense of the period and the corresponding increase in equity:

June 30, 2022
Number of RSU share options	168,337
Weighted average fair value at measurement date (EUR)	6.82
Expense of the period (kEUR)	490
Increase in equity (kEUR)	490

The table below displays loans and advance payments received from key management personnel and other related parties:

	June 30, 2022	December 31, 2021
	kEUR	kEUR
Loans from key management personnel (subordinated crowdfunding loan II)	2	2
Loans from other related parties	—	—
	2	2
Advance payments received from key management personnel*	47	47
Total	49	49
*	for which 10 Sono points have been granted

The main shareholders of Sono Group N.V. have significant influence over Sono Motors Investment UG, Munich. Therefore, Sono Motors Investment UG is considered a related party. Sono Motors has received a loan amounting to kEUR 185 from Sono Motors Investment UG in 2019. The loan was due December 31, 2020, interest-paying at arm’s length (4 % p.a.) and unsecured. As of December 31, 2020, the loan had not been repaid as of the balance sheet date. Instead, it was paid back on January 5, 2021.

9.3	Subsequent events

From July 1, 2022 through September 6, 2022 and in accordance with the Ordinary Share Purchase Agreement from June 13, 2022 between the Company and Joh. Berenberg, Gossler & Co. KG (the “Investor”) the Company sold to the Investor the total of 3,454,267 ordinary shares for the total gross proceeds of USD 10,126 thousand.